FORWARD FUNDS

Supplement dated October 1, 2014

to the

Summary Prospectus for Investor Class and Institutional Class Shares of the Forward Global Dividend Fund (“No-Load Summary Prospectus”), Summary Prospectus for Class A and Class C Shares of the Forward Global Dividend Fund (“Load Summary Prospectus”), Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”) and Forward Funds Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2014, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME,

INVESTMENT STRATEGIES AND BENCHMARK INDEX

The following information applies to the Forward Global Dividend Fund (the “Fund”) only:

Change in Name

Effective December 1, 2014, the name of the Fund will be changed to the “Forward Foreign Equity Fund.” Accordingly, effective December 1, 2014, all references in each of the prospectuses to “Forward Global Dividend Fund” shall be replaced with “Forward Foreign Equity Fund.”

Change in Principal Investment Strategies

Effective December 1, 2014, the following paragraphs shall replace the first three paragraphs under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section in each of the prospectuses:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of issuers located outside of the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies. An issuer of a security generally will be considered to be located in a particular non-U.S. country, including an emerging market country, if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. Forward Management, LLC (“Forward Management” or the “Advisor”) generally chooses not to hedge the Fund’s currency exposure.

The Advisor selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a novel proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis and valuation.

Change of Benchmark Index

Effective December 1, 2014, the benchmark index for the Fund will be changed to the MSCI All Country World Index ex-USA. Accordingly, the following paragraph shall be added after the first paragraph under the heading “Performance Information” in the prospectuses:

Effective December 1, 2014, the MSCI All Country World Index ex-USA replaced the MSCI All Country World Index as the Fund’s benchmark index. Forward Management made this recommendation to the Fund’s Board because the new index more closely aligns to the Fund’s investment strategies. Information on both indexes will be shown below for at least a one-year transition period. In the future, however, only the MSCI All Country World Index ex-USA will be shown.

Additionally, the “Average Annual Total Returns” table in the No-Load Summary Prospectus and the No-Load Prospectus is supplemented with the following information, for the period ended December 31, 2013:

	1 Year	5 Years	Since Inception
Forward Global Dividend Fund – Institutional Class Shares
(Inception: 1/31/07)
MSCI ACWI ex-USA	15.78%	13.32%	2.60%
Forward Global Dividend Fund – Investor Class Shares
(Inception: 5/2/11)
MSCI ACWI ex-USA	15.78%	N/A	2.87%

Additionally, the “Average Annual Total Returns” table in the Load Summary Prospectus and the Load Prospectus is supplemented with the following information, for the period ended December 31, 2013:

	1 Year	5 Years	Since Inception
MSCI ACWI ex-USA	15.78%	13.32%	3.51%

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